Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt

	June 30,	December 31,
	2012	2011
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	190,000	49,274
U.S. Dollar-denominated Term Loan due through 2018	116,594	120,796
U.S. Dollar-denominated Term Loan due through 2019	334,310	346,768
U.S. Dollar-denominated Term Loan due through 2021	315,802	321,337
U.S. Dollar-denominated Term Loan due through 2021	111,877	114,868
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	117,475	—
Euro-denominated Term Loans due through 2023	334,312	348,906

Total	1,533,652	1,315,231
Less current portion	85,138	84,722

Total	1,448,514	1,230,509

As at June 30, 2012, the Partnership had three long-term revolving credit facilities available, which, as at such date, provided for aggregate borrowings of up to $478.0 million, of which $288.0 million was undrawn. Interest payments are based on LIBOR plus margins. The amount available under the revolving credit facilities reduces by $16.5 million (remainder of 2012), $33.7 million (2013), $34.5 million (2014), $84.1 million (2015), $27.3 million (2016) and $281.9 million (thereafter). All the revolving credit facilities may be used by the Partnership to fund general corporate purposes and cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

At June 30, 2012, the Partnership had a U.S Dollar-denominated term loan outstanding in the amount of $116.6 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly payments and a bullet repayment of approximately $50.7 million due at maturity in 2018. This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security and is guaranteed by the Partnership.

The Partnership owns a 70% interest in Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture), a consolidated entity of the Partnership. The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2012, totaled $334.3 million, of which $166.1 million bears interest at a fixed-rate of 5.39% and requires quarterly payments. The remaining $168.2 million bears interest based on LIBOR plus 0.68% and will require bullet repayments of approximately $56.0 million per each of three vessels due at maturity in 2018 and 2019. The term loan is collateralized by first-priority mortgages on the three vessels, together with certain other related security and certain guarantees from the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture, a consolidated entity of the Partnership. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2012, totaled $315.8 million. Interest payments on the loan are based on LIBOR plus margins. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche reduces in quarterly payments while the other tranche correspondingly is drawn up with a final $95.0 million bullet payment per each of two vessels due in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

At June 30, 2012, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $111.9 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20 million bullet payment per each of two vessels due 12 years and six months from each vessel delivery date. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.

The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated demand loan outstanding owing to Qatar Gas Transport Company Ltd. (Nakilat), which, as at June 30, 2012, totaled $13.3 million. Interest payments on this loan, which are based on a fixed interest rate of 4.84%, commenced in February 2008. The loan is repayable on demand no earlier than February 27, 2027.

On May 3, 2012, the Partnership issued Norwegian Kroner (or NOK) 700 million of senior unsecured bonds that mature in May 2017 in the Norwegian bond market. As at June 30, 2012, the carrying amount of the bonds was $117.5 million. The Partnership is applying to list the bonds on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. The Partnership entered into a cross currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88% (see Note 10), and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million.

The Partnership has two Euro-denominated term loans outstanding, which as at June 30, 2012 totaled 264.1 million Euros ($334.3 million). Interest payments are based on EURIBOR plus a margin, which margins ranged from 0.60% to 2.25% as of June 30, 2012. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at June 30, 2012 and December 31, 2011 was 2.38% and 2.30%, respectively. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 10). At June 30, 2012, the margins on the Partnership’s outstanding revolving credit facilities and term loans ranged from 0.30% to 2.75%.

All Euro-denominated term loans and Norwegian Kroner-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s Norwegian Kroner-denominated bonds, the Partnership’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Partnership’s cross currency swap, the Partnership incurred foreign exchange gains (losses) of $13.9 million and ($8.9) million, and $4.3 million and ($29.9) million, of which these amounts were primarily unrealized, for the three months ended June 30, 2012 and 2011 and the six months ended June 30, 2012 and 2011, respectively.

The aggregate annual long-term debt principal repayments required subsequent to June 30, 2012 are $42.4 million (remainder of 2012), $85.9 million (2013), $87.5 million (2014), $144.2 million (2015), $91.0 million (2016) and $1,082.7 million (thereafter).

Certain loan agreements require that (a) the Partnership maintains minimum levels of tangible net worth and aggregate liquidity, (b) the Partnership maintains certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, (c) the Partnership not exceed a maximum level of leverage, and (d) one of the Partnership’s subsidiaries maintains restricted cash deposits. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at June 30, 2012, the Partnership and its affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and term loans.